Acquisitions and Dispositions - Summary of Table Resumes Consideration and Fair Value of the Acquired Assets and the Liabilities Assumed on the Acquisiton (Detail) $ in Millions	Dec. 31, 2018 ARS ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 2,327
At fair value [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Property, plant and equipment	2,327
Inventories	445
Provisions	(465)
Total net identifiable assets / Consideration	$ 2,307